Schedule of Net Operating Revenue (Detail) - BRL (R$) R$ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Income (Loss) [Abstract]
Gross operating revenue	[1]	R$ 15,566,879	R$ 19,863,827	R$ 36,338,432	R$ 45,327,110	R$ 44,519,320
Deductions from gross revenue		(4,353,313)	(7,865,438)	(12,548,778)	(19,330,687)	(17,165,555)
Taxes		(3,508,989)	(3,902,578)	(7,707,961)	(7,760,930)	(8,148,655)
Discounts and other deductions	[1]	(844,324)	(3,962,860)	(4,840,817)	(11,569,757)	(9,016,900)
Net operating revenue		R$ 11,213,566	R$ 11,998,389	R$ 23,789,654	R$ 25,996,423	R$ 27,353,765

[1]	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.